Stock Options (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Schedule of Stock Option Activity

A summary of option activity for the three months ended March 31, 2020 is presented below.

			Weighted-
		Weighted-	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Options	Price	Life (Years)	Value

Outstanding at December 31, 2019	4,233,722	$1.75	2.54	$995,000
Granted	185,887	1.39	-	-
Forfeited	(2,501)	1.36	-	-
Exercised	-	-	-	-
Outstanding at March 31, 2020	4,417,108	$1.72	2.54	$143,000

Vested March 31, 2020	1,820,725	$1.75		$28,000

Exercisable at March 31, 2020	1,337,946	$2.19		$26,000

A summary of option activity for the years ended December 31, 2019 and 2018 are presented below.

			Weighted-
		Weighted-	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Options	Price	Life (Years)	Value

Outstanding at December 31, 2017	1,456,064	$3.90	2.09	$-
Granted	1,400,418	6.75	-	-
Forfeited	(345,000)	5.85	-	-
Exercised	(32,508)	-	-	-
Outstanding at December 31, 2018	2,478,974	5.25	2.93	-
Granted	2,531,971	2.07	-	-
Forfeited	(777,223)	6.42	-	-
Exercised	-	-	-	-
Outstanding at December 31, 2019	4,233,722	$1.73	2.54	$995,000

Vested December 31, 2019	1,496,439	$2.13		$263,851

Exercisable at December 31, 2019	888,834	$2.55		$83,252

Schedule of Fair Value Assumptions Using Black-Scholes Method

The fair value of share option award is estimated using the Black-Scholes option pricing method based on the following weighted-average assumptions:

	Three Months Ended March 31,
	2020	2019
Risk-free interest rate	0.39%	2.75%
Average expected term	5 years	5 years
Expected volatility	270.1%	201.3%
Expected dividend yield	-	-

The fair value of the share option awards was estimated using the Black-Scholes method based on the following weighted-average assumptions:

Years Ended December 31,
	2019	2018
Risk-free interest rate	1.51%-2.75%	2.25%-3.00%
Average expected term (years)	5 years	5 years
Expected volatility	180%-413.83%	184.45%-190.22%
Expected dividend yield	-	-